Related Party Disclosures (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	August 31, 2019	August 31, 2018	August 31, 2017

Salaries, benefits and directors' fees(1)	$1,551,593	$1,692,551	$1,744,508
Share based compensation(2)	70,992	118,991	281,657

	$1,622,585	$1,811,542	$2,026,165

(1) Salaries and benefits of key management personnel capitalized to exploration and evaluation assets and PPE  totaled $343,246 (2018 - $577,224, 2017 - $571,471).

(2) Fair value of stock options earned and recognized as share based compensation during the respective reporting    period.